Income Taxes (Schedule Of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Abstract]
Pretax income	$ 37,689	$ 27,864	$ 16,062
Statutory tax rate	25.00%	24.00%	25.00%
Tax computed at the ordinary tax rate	9,422	6,687	4,016
Nondeductible expenses	418	506	290
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	1,087	757	2,028
Deductible financial expenses recorded to additional paid-in capital	(244)	136	(331)
Taxes in respect of prior years	(174)	(739)	(1,228)
Tax adjustment in respect of different tax rates	1,734	821	1,726
Utilization of losses of prior years in respect of which no deferred taxes were generated		(1,292)	(409)
Taxes in respect of withholding at the source from royalties	853	177	148
Adjustment in respect of tax rate deriving from "approved enterprises"	(1,233)	(801)
Other	(1,173)	(597)	46
Income tax expense (benefit)	$ 11,690	$ 5,655	$ 6,286